October 15, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Jackson National Life Insurance Company
JNL Separate Account III (Advisors)
File Nos. 333-41153 and 811-08521

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

Please call me at (517) 367-3872 if you have any questions.

Yours truly,

FRANK J. JULIAN

Frank J. Julian
Associate General Counsel